Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class G
Shareholder Report [Line Items]
Fund Name	Putnam Short Term Investment Fund
Class Name	Class G
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class G	$3	0.03%
[1]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class G shares of Putnam Short Term Investment Fund returned 4.83%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Secured Overnight Financing Rate-based floating-rate securities from bank issuers, which provided attractive relative value.
↑	Fixed-rate commercial paper and certificates of deposit in the six-month to one-year range as the pace and size of expected rate cuts fluctuated over the period.
↑	Asset-backed commercial paper backed by what we believe are diverse, high-quality financial assets, such as trade receivables and consumer loans.

Top detractors from performance:
↓	The Fund’s allocation to repurchase agreements, while the lowest yielding positions, continued to be integral for liquidity management purposes

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class G	4.83	3.05	2.17
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
ICE BofA U.S. Treasury Bill Index	4.64	2.83	2.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) 225-1581. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,606,191,173
Holdings Count | $ / shares	78	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,606,191,173
Total Number of Portfolio Holdings*	78
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Joanne Driscoll and Michael Lima.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.

Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents.
Class P
Shareholder Report [Line Items]
Fund Name	Putnam Short Term Investment Fund
Class Name	Class P
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$3	0.03%
[4]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class P shares of Putnam Short Term Investment Fund returned 4.83%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.64% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Secured Overnight Financing Rate-based floating-rate securities from bank issuers, which provided attractive relative value.
↑	Fixed-rate commercial paper and certificates of deposit in the six-month to one-year range as the pace and size of expected rate cuts fluctuated over the period.
↑	Asset-backed commercial paper backed by what we believe are diverse, high-quality financial assets, such as trade receivables and consumer loans.

Top detractors from performance:
↓	The Fund’s allocation to repurchase agreements, while the lowest yielding positions, continued to be integral for liquidity management purposes

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class P	4.83	3.05	2.17
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
ICE BofA U.S. Treasury Bill Index	4.64	2.83	2.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) 225-1581. Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,606,191,173
Holdings Count | $ / shares	78	[5]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,606,191,173
Total Number of Portfolio Holdings*	78
Total Management Fee Paid	$0
Portfolio Turnover Rate	0%
[5]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Joanne Driscoll and Michael Lima.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-internalusefunds-documents.

Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents.

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.